Consolidated shareholders’ equity - Summary of Repurchases Program (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2022
Disclosure of classes of share capital [line items]
Number of shares (in shares)	1,510,000
Value	€ 137
2021
Disclosure of classes of share capital [line items]
Number of shares (in shares)	3,976,992	2,765,388
Value	€ 360	€ 242
2020
Disclosure of classes of share capital [line items]
Number of shares (in shares)		1,758,569	5,685,426
Value		€ 140	€ 461
2019
Disclosure of classes of share capital [line items]
Number of shares (in shares)			3,982,939
Value			€ 361